Unaudited Condensed Consolidated Interim Statements of Cash Flows - EUR (€) € in Millions	9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
Cash flows from operating activities
Profit/(loss) for the period	€ 129.7	€ 109.2
Adjustments for:
Exceptional items	11.7	16.8
Purchases, fair value measurement, assets	5.7	0.0
Share based payments expense	9.5	2.4
Depreciation and amortization	33.6	32.4
Loss on disposal of property, plant and equipment	0.1	0.2
Finance costs	38.8	66.2
Finance income	(2.7)	(9.2)
Taxation	39.2	28.8
Operating cash flow before changes in working capital, provisions and net of acquisitions	265.6	246.8
Increase in inventories	(50.8)	(9.0)
Increase in trade and other receivables	(51.0)	(8.1)
Decrease in trade and other payables	(14.3)	(7.7)
Increase in employee benefits and other provisions	0.0	2.0
Cash generated from operations before tax and exceptional items	149.5	224.0
Cash flows relating to exceptional items	(28.2)	(71.3)
Tax paid	(10.6)	(32.2)
Net cash generated from operating activities	110.7	120.5
Cash flows from investing activities
Purchase of subsidiaries, net of cash acquired	(465.1)	0.0
Purchase of property, plant and equipment	(17.8)	(26.0)
Purchase of intangibles	(3.1)	(2.5)
Cash used in investing activities	(486.0)	(28.5)
Cash flows from financing activities
Proceeds from issue of ordinary shares	0.1	0.0
Repurchase of ordinary shares	0.0	(177.6)
Issuance of new loan principal	354.8	1,470.5
Repayments of borrowings, classified as financing activities	(5.9)	(1,469.5)
Payment of finance leases	0.0	(1.6)
Loss on settlement of derivatives	(1.0)	(2.4)
Payments of financing fees	(2.5)	(13.6)
Interest paid	(30.6)	(32.9)
Interest received	0.2	0.3
Net cash generated from/(used in) financing activities	315.1	(226.8)
Net decrease in cash and cash equivalents	60.2	134.8
Cash and cash equivalents at beginning of period	219.2	329.5
Effect of exchange rate fluctuations	(2.1)	(16.6)
Cash and cash equivalents at end of period	€ 156.9	€ 178.1